PREMIUM FINANCE LOANS PAYABLE	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
PREMIUM FINANCE LOANS PAYABLE

NOTE 10 –PREMIUM FINANCE LOANS PAYABLE

Premium Finance Loan Payable

The Company generally finances its annual insurance premiums through the use of short-term notes, payable in 10 equal monthly installments.  Coverages financed include Directors and Officers and Errors and Omissions with premiums financed in 2016 of $60,943 and $24,747, respectively.

Total Premium Finance Loan Payable balance for all of the Company's policies was $53,643 at December 31, 2016 and $52,406 at December 31, 2015.